Investments in Associates - Schedule of Seasif Exploration (previously Western Atlas) Change in Carrying Amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Company’s share of the loss from the associate	$ (2,884)	$ 59
Seasif Exploration Inc (“Seasif Exploration“)
Disclosure of associates [line items]
Beginning balance	253	381
Company’s share of the loss from the associate	(73)	(128)
Ending balance	$ 180	$ 253